Schedule of Expected Amortization Expense (Details) (USD $)	9 Months Ended
Dec. 31, 2012
Intangible Assets Schedule Of Expected Amortization Expense 1	$ 160,840
Intangible Assets Schedule Of Expected Amortization Expense 2	160,840
Intangible Assets Schedule Of Expected Amortization Expense 3	160,840
Intangible Assets Schedule Of Expected Amortization Expense 4	160,840
Intangible Assets Schedule Of Expected Amortization Expense 5	160,840
Intangible Assets Schedule Of Expected Amortization Expense 6	$ 804,200